Summary of Tax Rate Reconciliation From Continuing Operation (Parenthetical) (Detail) - BRL BRL in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Reconciliation [Line Items]
Statutory income tax rate		34.00%	34.00%	34.00%
Income (loss) before taxes	[1]	BRL (5,324,970)	BRL 64,287	BRL 681,033
Income (expenses) from continuing operations		(3,379,927)	(758,268)	(76,610)
Current taxes		(781,576)	(622,001)	(418,498)
Deferred taxes		(2,598,351)	(136,267)	341,888
Valuation allowance	[2]	4,755,151	(5,848)	BRL 68,654
Valuation allowance of tax credits		152,000	266,000
Impairment of goodwill and trademarks		91,000
Nondeductible fines in the amount		BRL 25,000
Tax incentives current income tax		75.00%
Tax benefit granted, year		10 years
Income Tax Recoverable
Income Tax Reconciliation [Line Items]
Valuation allowance		BRL 2,845,521
Brazil
Income Tax Reconciliation [Line Items]
Income (loss) before taxes		(4,428,005)	(145,581)
Income (expenses) from continuing operations		(3,191,186)	(615,406)
Current taxes		(589,090)	(479,061)
Deferred taxes		(2,602,096)	(136,345)
Foreign Tax Authority
Income Tax Reconciliation [Line Items]
Income (loss) before taxes		(896,965)	209,868
Income (expenses) from continuing operations		(188,741)	(142,862)
Current taxes		(192,486)	(142,940)
Deferred taxes		BRL 3,745	BRL 78

[1]	In 2013, substantially all pre tax income and income tax are related to Brazilian Companies. In 2015 and 2014 income before taxes and income tax for continuing operations is as follows:
[2]	Refers to valuation allowance due to change in judgment about the recoverability of deferred tax assets. The change in the beginning-of-the year balance of the valuation allowance due to change in judgment about the recoverability of deferred tax assets amounts to R$2,845,521.